Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	PRER14A
Entity Registrant Name	LanzaTech Global, Inc.
Entity Central Index Key	0001843724
Amendment Flag	true
Amendment Description	Amendment No. 1